8. INCOME TAXES	12 Months Ended
Aug. 31, 2013
Income Tax Disclosure [Abstract]
8. INCOME TAXES

The Company is subject to United States federal income taxes at an approximate rate of 35%, and Canadian income taxes at a rate of 30%. The reconciliation of the provision for income taxes at the applicable statutory rate compared to the Company’s income tax expense as reported is as follows:

Statutory tax rates

	Canadian Year Ended August 31, 2013	United States Year Ended August 31, 2013	Canadian Year Ended August 31, 2012	United States Year Ended August 31, 2012
			Restated	Restated
Net income (loss) before taxes	$10,511,160	$(3,928,955)	$(60,775)	$(2,744,7108)

Statutory tax rates	30%	35%	30%	35%

Computed tax benefit (provision) at statuary rates	(3,153,348)	1,375,134	18,233	960,649
Net Operating Loss Carry Forward	373,499	1,515,240	---	---

Valuation Allowance	---	(2,890,374)	(18,233)	(960,649)
Provision for income taxes	$(2,779,849)	$––	$––	$––

The significant components of deferred income tax assets and liabilities at August 31, 2013 and 2012 are as follows:

	Canadian Year Ended August 31, 2013		United States Year Ended August 31, 2013			Canadian Year Ended August 31, 2012	United States Year Ended August 31, 2012
						Restated	Restated
Deferred income tax assets:
Impairment	$	---		$307,998	$	---		$307,998
Organization costs		---		68,312		---		76,732
Accrued salaries		---		36,242		---		---
US net operating loss carryforwards		---		1,339,258		---		545,564
Canadian net operating loss carryforwards		517,585		---		18,233		---
Stock Compensation		---		1,138,564		---		599,273
Total deferred income tax assets		517,585		2,890,374		18,233		1,529,567

Deferred income tax liabilities:
Gain on acquisition of assets		$(3,297,434)	$	---	$	---	$	---
Total deferred income tax liabilities		(3,297,434)		---		---		---

Total net deferred income tax asset (liability)		$(2,779,849)		$2,890,374		$18,233		$1,529,567
Less: valuation allowance		---		(2,890,374)		(18,233)		(1,529,567)
Deferred income tax asset (liability)		$(2,779,849)	$	---	$	---	$	---

During the year ended August 31, 2013, a gain on bargain purchase of $11,766,787 was recognized in the accompanying consolidated statement of operations. The gain on bargain purchase was primarily attributable to the strategic nature of the divestiture by the motivated seller, coupled with a confluence of certain favorable economic trends in the industry and the geographic region in which the Nahanni Assets are located. See Note 4 for additional information regarding the purchase of assets and the related gain. This gain was not recognized for tax purposes.

At August 31, 2013, the Company has accumulated United States non-capital loss carry-forwards of approximately $3,826,451.   At August 31, 2012, the Company had accumulated United States non-capital loss carry-forwards of approximately $1,558,755. The United States loss carry-forwards begin to expire in 2032.

At August 31, 2013, the Company has accumulated Canadian non-capital loss carry-forwards of approximately $1,725,284.   At August 31, 2012, the Company has Canadian non-capital loss carry-forwards of approximately $60,775.  The Canadian loss carry-forwards begin to expire in 2019.

Deferred tax assets have resulted primarily from the Company’s future deductible temporary differences. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion, or all, of the deferred tax asset will be realized.

The Company’s ability to realize its deferred tax assets depends upon the generation of sufficient future taxable income to allow the utilization of its deductible temporary differences and tax planning strategies. If such estimates and related assumptions change in the future, the Company may be required to record a valuation allowance against its deferred tax asset. Management evaluates the realizablity of the deferred tax assets and the need for a valuation allowance periodically. At this time, based on current facts and circumstances, management believes that it is more likely than not that the Company will realize benefit from its gross deferred tax assets.

The Company has no uncertainties in income tax positions which, in the opinion of its management, need to be recognized in the consolidated financial statements. The Company’s tax returns for all years since inception remain open to review and examination by tax authorities.